Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives (Tables) [Abstract]
Total Notional or Contractual Amounts and Fair Values for Derivatives

	December 31, 2011			December 31, 2010
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives
Derivatives designated as hedging instruments
Interest rate contracts (1)	$87,537	8,423	2,769	110,314	7,126	1,614
Foreign exchange contracts	22,269	1,523	572	25,904	1,527	727
Total derivatives designated as
qualifying hedging instruments		9,946	3,341		8,653	2,341
Derivatives not designated as hedging instruments
Free-standing derivatives (economic hedges):
Interest rate contracts (2)	377,497	2,318	2,011	408,563	2,898	2,625
Equity contracts	-	-	-	176	-	46
Foreign exchange contracts	5,833	250	3	5,528	23	53
Credit contracts - protection purchased	125	3	-	396	80	-
Other derivatives	2,367	-	117	2,538	-	35
Subtotal		2,571	2,131		3,001	2,759
Customer accommodation, trading and other
free-standing derivatives:
Interest rate contracts	2,425,144	81,336	83,834	2,809,387	58,225	59,329
Commodity contracts	77,985	4,351	4,234	83,114	4,133	3,918
Equity contracts	68,778	3,768	3,661	73,278	3,272	3,450
Foreign exchange contracts	140,704	3,151	2,803	110,889	2,800	2,682
Credit contracts - protection sold	38,403	319	5,178	47,699	605	5,826
Credit contracts - protection purchased	36,156	3,254	276	44,776	4,661	588
Other derivatives	-	-	-	190	8	-
Subtotal		96,179	99,986		73,704	75,793
Total derivatives not designated as hedging instruments		98,750	102,117		76,705	78,552
Total derivatives before netting		108,696	105,458		85,358	80,893
Netting (3)		(81,143)	(89,990)		(63,469)	(70,009)
Total		$27,553	15,468		21,889	10,884

  Notional amounts presented exclude $15.5 billion at December 31, 2011, and $20.9 billion at December 31, 2010, of basis swaps that are combined with receive fixed-rate/pay floating-rate swaps and designated as one hedging instrument.
  Includes free-standing derivatives (economic hedges) used to hedge the risk of changes in the fair value of residential MSRs, MHFS, and other interests held.
  Represents netting of derivative asset and liability balances, and related cash collateral, with the same counterparty subject to master netting arrangements. The amount of cash collateral netted against derivative assets and liabilities was $6.6 billion and $15.4 billion, respectively, at December 31, 2011, and $5.5 billion and $12.1 billion, respectively, at December 31, 2010.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives in Fair Value Hedging Relationships

	Interest rate			Foreign exchange		Total net
	contracts hedging:			contracts hedging:		gains
						(losses)
	Securities	Mortgages		Securities		on fair
	available	held for	Long-term	available	Long-term	value
(in millions)	for sale	sale	debt	for sale	debt	hedges

Year ended December 31, 2011
Gains (losses) recorded in net interest income	$(451)	-	1,659	(11)	376	1,573

Gains (losses) recorded in noninterest income
Recognized on derivatives	(1,298)	(21)	2,796	168	512	2,157
Recognized on hedged item	1,232	17	(2,616)	(186)	(445)	(1,998)
Recognized on fair value hedges (ineffective portion) (1)	$(66)	(4)	180	(18)	67	159

Year ended December 31, 2010
Gains (losses) recorded in net interest income	$(390)	-	1,755	(4)	374	1,735

Gains (losses) recorded in noninterest income
Recognized on derivatives	(432)	-	1,565	269	(1,030)	372
Recognized on hedged item	469	-	(1,469)	(270)	1,007	(263)
Recognized on fair value hedges (ineffective portion) (1)	$37	-	96	(1)	(23)	109

  Included $53 million and $3 million, respectively, for year ended December 31, 2011 and 2010, of gains (losses) on forward derivatives hedging foreign currency securities available for sale and long-term debt, representing the portion of derivatives gains (losses) excluded from the assessment of hedge effectiveness (time value).

Net Gains (Losses) Recognized Related to Derivatives in Cash Flow Hedging Relationships

	Year ended
	December 31,
(in millions)	2011	2010
Gains (after tax) recognized in OCI on derivatives	$105	468
Gains (pre tax) reclassified from cumulative OCI into net interest income	571	613
Gains (losses) (pre tax) recognized in noninterest income on derivatives (1)	(5)	6

  None of the change in value of the derivatives was excluded from the assessment of hedge effectiveness.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments

	Year ended
	December 31,
(in millions)	2011	2010
Net gains (losses) recognized on free-standing derivatives (economic hedges):
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (1)	$246	1,611
Other (2)	(157)	(22)
Foreign exchange contracts (2)	70	103
Equity contracts (2)	(5)	-
Credit contracts (2)	(18)	(174)
Subtotal	136	1,518
Net gains (losses) recognized on customer accommodation, trading and other free-standing derivatives:
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (3)	3,594	3,305
Other (4)	298	224
Commodity contracts (4)	124	65
Equity contracts (4)	769	441
Foreign exchange contracts (4)	698	565
Credit contracts (4)	(200)	(710)
Other (4)	(5)	10
Subtotal	5,278	3,900
Net gains recognized related to derivatives not designated as hedging instruments	$5,414	5,418

  Predominantly mortgage banking noninterest income including gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, interest rate lock commitments and mortgages held for sale.
  Predominantly included in other noninterest income.
  Predominantly mortgage banking noninterest income including gains (losses) on interest rate lock commitments.
  Predominantly included in net gains from trading activities in noninterest income.

Details of Sold and Purchased Credit Derivatives

		Notional amount
			Protection	Protection
			sold -	purchased	Net
			non-	with	protection	Other
	Fair value	Protection	investment	identical	sold	protection	Range of
(in millions)	liability	sold (A)	grade	underlyings (B)	(A) - (B)	purchased	maturities
December 31, 2011
Credit default swaps on:
Corporate bonds	$1,002	24,634	14,043	13,329	11,305	9,404	2012-2021
Structured products	3,308	4,691	4,300	2,194	2,497	1,335	2016-2056
Credit protection on:
Default swap index	68	3,006	843	2,341	665	912	2012-2017
Commercial mortgage-
backed securities index	713	1,357	458	19	1,338	1,403	2049-2052
Asset-backed securities index	76	83	83	8	75	116	2037-2046
Loan deliverable credit default swaps	2	460	453	355	105	251	2012-2016
Other	9	4,172	3,637	126	4,046	4,422	2012-2056
Total credit derivatives	$5,178	38,403	23,817	18,372	20,031	17,843

December 31, 2010
Credit default swaps on:
Corporate bonds	$810	30,445	16,360	17,978	12,467	9,440	2011-2020
Structured products	4,145	5,825	5,246	4,948	877	2,482	2016-2056
Credit protection on:
Default swap index	12	2,700	909	2,167	533	1,106	2011-2017
Commercial mortgage-backed securities index	717	1,977	612	924	1,053	779	2049-2052
Asset-backed securities index	128	144	144	46	98	142	2037-2046
Loan deliverable credit default swaps	2	481	456	391	90	261	2011-2014
Other	12	6,127	5,348	41	6,086	2,745	2011-2056
Total credit derivatives	$5,826	47,699	29,075	26,495	21,204	16,955